K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 26, 2018

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409; 811-04325
Post-Effective Amendment No. 81

Ladies and Gentlemen:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Life Series Funds (“Trust”) is Post-Effective Amendment No. 81 to the Trust’s currently effective Registration Statement on Form N-1A (the “Registration Statement”) relating to the shares of beneficial interest in the First Investors Life Series Balanced Income Fund, First Investors Life Series Investment Grade Fund, First Investors Life Series Limited Duration Bond Fund, and First Investors Life Series Total Return Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, under the 1933 Act. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.  The primary purpose of this filing is to reflect the addition of Muzinich & Co., Inc. as a sub-adviser to each Fund and the related changes to each Fund’s principal investment strategies.
The Registrant requests selective review with respect to this Post-Effective Amendment No. 31 in accordance with the Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies.1  The disclosure in this Post-Effective Amendment No. 81 relating to the Funds’ investment objectives, investment strategies and risks are the same, in all material respects, as the disclosure included for the First Investors Balanced Income Fund, First Investors Investment Grade Fund, First Investors Limited Duration Bond Fund and First Investors Total Return Fund (the “Retail Funds”) in Post-Effective Amendment No. 89 to the First Investors Income Funds’ registration statement of Form N-1A, which was filed on January 29, 2018 pursuant to Rule 485(b) under the 1933 Act (Accession No. 0000898432-18-000114), and in Post-Effective Amendment No. 108 to the First Investors Equity Funds’ registration statement of Form N-1A, which was filed on January 29, 2018 pursuant to Rule 485(b) under the 1933 Act (Accession No. 0000898432-18-000115).  The Staff last reviewed the disclosure related to the Retail Funds in Post-Effective Amendment No. 87 to the First Investors Income Funds’ registration statement on Form N-1A, which was filed with the SEC on November 27, 2017 pursuant to Rule 485(a) under the 1933 Act 1 Investment Company Act Release No. 13768 (February 15, 1984).

1 Investment Company Act Release No. 13768 (February 15, 1984).

(Accession No. 0000898432-17-001116), and in Post-Effective Amendment No. 103 to the First Investors Equity Funds’ registration statement on Form N-1A, which was filed with the SEC on November 27, 2017 pursuant to Rule 485(a) under the 1933 Act (Accession No. 0000898432-17-001115).

Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 81 will become effective on May 1, 2018.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.

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